Investments	6 Months Ended
Sep. 30, 2018
Investments

3. Investments

Available-for-sale and held-to-maturity securities

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2018 and September 30, 2018 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
March 31, 2018
Available-for-sale securities:
Debt securities:
Japanese government bonds	13,334,619	7,332	9,656	13,332,295
Japanese local government bonds	236,711	2,903	280	239,334
U.S. Treasury bonds and federal agency securities	689,297	109	3,557	685,849
Other foreign government bonds	1,057,852	1,043	1,102	1,057,793
Agency mortgage-backed securities (1)	882,686	13,356	7,628	888,414
Residential mortgage-backed securities	117,870	1,264	281	118,853
Commercial mortgage-backed securities	437,115	4,132	323	440,924
Japanese corporate bonds and other debt securities (2)	1,950,947	40,290	1,410	1,989,827
Foreign corporate bonds and other debt securities (3)	879,506	1,927	2,082	879,351
Equity securities (marketable) (4)	1,595,106	2,449,173	11,291	4,032,988

Total	21,181,709	2,521,529	37,610	23,665,628

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,959,910	24,472	—	1,984,382
Agency mortgage-backed securities (5)	557,641	—	20,177	537,464

Total	2,517,551	24,472	20,177	2,521,846

September 30, 2018
Available-for-sale securities:
Debt securities:
Japanese government bonds	13,468,933	3,947	21,693	13,451,187
Japanese local government bonds	240,193	914	652	240,455
U.S. Treasury bonds and federal agency securities	1,138,917	78	5,204	1,133,791
Other foreign government bonds	1,244,490	557	1,669	1,243,378
Agency mortgage-backed securities (1)	871,031	9,984	10,008	871,007
Residential mortgage-backed securities	108,963	908	434	109,437
Commercial mortgage-backed securities	465,251	3,641	298	468,594
Japanese corporate bonds and other debt securities (2)	2,010,207	30,992	2,356	2,038,843
Foreign corporate bonds and other debt securities (3)	913,328	2,580	985	914,923
Equity securities (marketable) (4)	—	—	—	—

Total	20,461,313	53,601	43,299	20,471,615

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,599,900	19,418	—	1,619,318
Agency mortgage-backed securities (5)	537,111	—	24,153	512,958

Total	2,137,011	19,418	24,153	2,132,276

Notes:

(1)

Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018, and ¥728,836 million and ¥142,171 million, respectively, at September 30, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)

Other debt securities presented in this line primarily consist of Japanese negotiable certificates of deposit (“NCDs”), of which the total fair values were ¥106,101 million at March 31, 2018, and ¥104,775 million at September 30, 2018.

(3)

Other debt securities presented in this line primarily consist of Foreign NCDs and asset-backed securities (“ABS”), of which the total fair values were ¥313,164 million at March 31, 2018, and ¥342,999 million at September 30, 2018.

(4)

The MHFG Group adopted ASU No.2016-01 on April 1, 2018, resulting in a cumulative-effect adjustment from AOCI to Retained earnings for net unrealized gains on equity securities (marketable). The available-for-sale category was eliminated for equity securities effective April 1, 2018. See Note 2 “Recently issued accounting pronouncements” for further details.

(5)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Contractual maturities

The amortized cost and fair value of available-for-sale and held-to-maturity securities at September 30, 2018 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities such as mortgage-backed securities contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	8,373,572	3,722,338	1,063,748	309,275	13,468,933
Japanese local government bonds	29,530	143,921	61,579	5,163	240,193
U.S. Treasury bonds and federal agency securities	1,033,650	—	105,267	—	1,138,917
Other foreign government bonds	970,819	258,152	12,602	2,917	1,244,490
Agency mortgage-backed securities	—	—	—	871,031	871,031
Residential mortgage-backed securities	—	—	—	108,963	108,963
Commercial mortgage-backed securities	1,852	178,690	212,459	72,250	465,251
Japanese corporate bonds and other debt securities	407,643	989,938	427,553	185,073	2,010,207
Foreign corporate bonds and other debt securities	514,374	330,725	65,459	2,770	913,328

Total	11,331,440	5,623,764	1,948,667	1,557,442	20,461,313

Held-to-maturity securities:
Debt securities:
Japanese government bonds	960,044	479,868	159,988	—	1,599,900
Agency mortgage-backed securities	—	—	—	537,111	537,111

Total	960,044	479,868	159,988	537,111	2,137,011

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	8,372,894	3,722,825	1,054,008	301,460	13,451,187
Japanese local government bonds	29,558	144,269	61,492	5,136	240,455
U.S. Treasury bonds and federal agency securities	1,033,135	—	100,656	—	1,133,791
Other foreign government bonds	970,233	257,751	12,489	2,905	1,243,378
Agency mortgage-backed securities	—	—	—	871,007	871,007
Residential mortgage-backed securities	—	—	—	109,437	109,437
Commercial mortgage-backed securities	1,852	179,517	214,475	72,750	468,594
Japanese corporate bonds and other debt securities	431,664	991,020	428,321	187,838	2,038,843
Foreign corporate bonds and other debt securities	514,166	332,225	65,762	2,770	914,923

Total	11,353,502	5,627,607	1,937,203	1,553,303	20,471,615

Held-to-maturity securities:
Debt securities:
Japanese government bonds	961,712	492,560	165,046	—	1,619,318
Agency mortgage-backed securities	—	—	—	512,958	512,958

Total	961,712	492,560	165,046	512,958	2,132,276

Other-than-temporary impairment

The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 320, “Investments—Debt Securities” (“ASC 320”). For debt securities, in the cases where the MHFG Group has the intent to sell a debt security or more likely than not will be required to sell a debt security before the recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss is recognized immediately through earnings. In other cases, the MHFG Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of an other-than-temporary impairment related to the credit loss is recognized in earnings, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes. Effective April 1, 2018, the available-for-sale category was eliminated for equity securities and, therefore, the other-than-temporary impairment review is not required for those securities. See Note 2 “Recently issued accounting pronouncements” to the consolidated Financial Statement for additional details. Before the adoption of ASU No.2016-01, for equity securities, impairment was evaluated considering the length of time and extent to which the fair value had been below cost, the financial condition and near-term prospects of the issuers, as well as the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value. If an equity security was deemed other-than-temporarily impaired, it was written down to fair value, with the full decline recognized in earnings.

The following table shows the other-than-temporary impairment losses on available-for-sale securities for the six months ended September 30, 2017 and 2018. No impairment losses were recognized on held-to-maturity securities for the periods.

	Six months ended September 30,
	2017	2018
	(in millions of yen)
Available-for-sale securities:
Debt securities	1,000	213
Equity securities (Note)	2,521	—

Total	3,521	213

Note: Effective April 1, 2018, the available-for-sale category was eliminated for equity securities. See Note 2 “Recently issued accounting pronouncements” for further details.

For the six months ended September 30, 2018, the other-than-temporary impairment losses on debt securities were attributable to the decline in the fair value of certain Japanese corporate bonds in respect of which the MHFG Group determined credit losses existed. In accordance with ASC 320, the other-than-temporary impairment on these securities was recognized in earnings. The total other-than-temporary impairment met the criteria to be immediately recorded in earnings and no portion was recognized in other comprehensive income.

Continuous unrealized loss position

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2018 and September 30, 2018:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
March 31, 2018
Available-for-sale securities:
Debt securities:
Japanese government bonds	8,052,820	3,716	2,868,078	5,940	10,920,898	9,656
Japanese local government bonds	28,827	139	58,998	141	87,825	280
U.S. Treasury bonds and federal agency securities	515,005	3,557	—	—	515,005	3,557
Other foreign government bonds	419,648	1,030	68,359	72	488,007	1,102
Agency mortgage-backed securities (1)	45,434	1,116	188,326	6,512	233,760	7,628
Residential mortgage-backed securities	11,336	14	16,129	267	27,465	281
Commercial mortgage-backed securities	68,723	242	7,835	81	76,558	323
Japanese corporate bonds and other debt securities	563,831	933	403,069	477	966,900	1,410
Foreign corporate bonds and other debt securities	358,410	888	87,472	1,194	445,882	2,082
Equity securities (marketable) (2)	338,243	11,249	366	42	338,609	11,291

Total	10,402,277	22,884	3,698,632	14,726	14,100,909	37,610

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (3)	30,589	766	506,875	19,411	537,464	20,177

Total	30,589	766	506,875	19,411	537,464	20,177

September 30, 2018
Available-for-sale securities:
Debt securities:
Japanese government bonds	6,763,194	13,798	3,243,600	7,895	10,006,794	21,693
Japanese local government bonds	92,616	329	83,400	323	176,016	652
U.S. Treasury bonds and federal agency securities	961,157	2,107	52,378	3,097	1,013,535	5,204
Other foreign government bonds	704,626	1,023	46,274	646	750,900	1,669
Agency mortgage-backed securities (1)	151,610	782	204,959	9,226	356,569	10,008
Residential mortgage-backed securities	26,351	151	24,883	283	51,234	434
Commercial mortgage-backed securities	44,603	118	42,526	180	87,129	298
Japanese corporate bonds and other debt securities	497,300	1,767	599,554	589	1,096,854	2,356
Foreign corporate bonds and other debt securities	222,267	400	102,586	585	324,853	985
Equity securities (marketable) (2)	—	—	—	—	—	—

Total	9,463,724	20,475	4,400,160	22,824	13,863,884	43,299

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (3)	22,319	827	490,639	23,326	512,958	24,153

Total	22,319	827	490,639	23,326	512,958	24,153

Notes:

(1)

Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018, and ¥214,480 million and ¥142,089 million, respectively, at September 30, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.

(2)

The MHFG Group adopted ASU No.2016-01 on April 1, 2018, resulting in a cumulative-effect adjustment from AOCI to Retained earnings for net unrealized gains on equity securities (marketable). The available-for-sale category was eliminated for equity securities effective April 1, 2018. See Note 2 “Recently issued accounting pronouncements” for further details.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

At September 30, 2018, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the MHFG Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, including Japanese corporate bonds with similar credit risks as the other-than-temporarily impaired securities, the MHFG Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses have been recognized in income, the MHFG Group determined that the debt securities in an unrealized loss position were not considered other-than-temporarily impaired.

Realized gains and losses

The following table shows the realized gains and losses on sales of available-for-sale securities for the six months ended September 30, 2017 and 2018. See “Consolidated Statements of Cash Flows (Unaudited)” for the proceeds from sales of investments, the vast majority of which consists of the proceeds from sales of available-for-sale securities.

	Six months ended September 30,
	2017	2018
	(in millions of yen)
Gross realized gains	127,360	9,955	(Note)
Gross realized losses	(10,020)	(8,497	) (Note)

Net realized gains (losses) on sales of available-for-sale securities	117,340	1,458	(Note)

Note:

Effective April 1, 2018, the available-for-sale category was eliminated for equity securities, and gains and losses on these securities are not included in the six months ended September 30, 2018 column in this table. See Note 2 “Recently issued accounting pronouncements” for further details.

Other investments

The following table summarizes the composition of Other investments at March 31, 2018 and September 30, 2018:

	March 31, 2018	September 30, 2018
	(in millions of yen)
Equity method investments	280,666	301,524
Investments held by consolidated investment companies	37,735	41,230
Other equity interests	267,495	—	(Note)

Total	585,896	342,754

Note:	In connection with the adoption of ASU No.2016-01, other equity interests are disclosed as Equity securities. See Note 2 “Recently issued accounting pronouncements” for further details.

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥152,445 million and ¥167,316 million, at March 31, 2018 and September 30, 2018, respectively. The aggregate market values of these marketable equity securities were ¥324,239 million and ¥312,520 million, respectively. The majority of the aggregate market values of these marketable equity securities are related to Orient Corporation, of which the MHFG Group’s proportionate share of the total outstanding common stock was 49.0% as of September 30, 2018.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests primarily consist of non-marketable equity securities, of which the fair values are not readily determinable, nor practicable to estimate. Each of these securities is stated at acquisition cost, with an other-than-temporary impairment, if any, included in earnings. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.

Equity securities

Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities without readily determinable fair values include non-marketable stock including preferred stock issued by equity method investees.

Net gains and losses

The following table shows the details of the net gains and losses on Equity securities for the six months ended September 30, 2018:

Six months ended September 30,
2018
(in millions of yen)
Net gains and losses recognized during the period on equity securities	306,788
Less: Net gains and losses recognized during the period on equity securities sold during the period	116,308

Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting period	190,480

Equity securities without readily determinable fair values

The following table shows the details of Equity securities without readily determinable fair values, for which the measurement alternative is used, for the six months ended September 30, 2018:

Six months ended September 30,
2018
(in millions of yen)
Carrying amounts at the end of the period	231,810
Downward adjustments and impairments:
During the period	976
Cumulative	976
Upward adjustments:
During the period	1,837
Cumulative	1,837

The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the MHFG Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.